SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary financial statement information [Abstract]
Issuance costs	$ (90)	$ (133)
Changes in fair value of warrants	1,743	(127)	207
Gain from realization of long-term investment	500
Other	244		7
Non-operating income, net	$ 2,397	$ (260)	$ 214